Financial Risk Factors and Risk Management - Designated Hedging Instruments in Foreign Currency Exchange Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Carrying amount
Other financial assets	€ 8,887	€ 6,479
Foreign Currency
FINANCIAL RISK FACTORS
Nominal amount	0	0
Carrying amount
Other financial assets	0	0
Other financial liabilities	0	0
Change in value recognised in OCI	15	0
Hedge ineffectiveness recognised in finance income, net	(106)	0
Cost of hedging recognized in OCI	0	0
Amount reclassified from cash flow hedge in OCI to other non-operating income, net	0	0
Amount reclassified from cost of hedging in OCI to finance income, net	0	0
Forecasted License Payments | Foreign Currency
FINANCIAL RISK FACTORS
Nominal amount	2,390	1,371
Carrying amount
Other financial assets	33	(9)
Other financial liabilities	(20)	(9)
Change in value recognised in OCI	19	32
Hedge ineffectiveness recognised in finance income, net	0	0
Cost of hedging recognized in OCI	(7)	(9)
Amount reclassified from cash flow hedge in OCI to other non-operating income, net	62	(42)
Amount reclassified from cost of hedging in OCI to finance income, net	€ (9)	€ (7)